Initial Public Offering and Over-Allotment (Details) - IPO [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 14, 2021
Initial Public Offering and Over-Allotment [Line Items]
Sale of units price per share (in Dollars per share)	$ 10.1	$ 10
Number of share issued per unit	1
Warrant [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of stock units	25,375,000
Sale of units price per share (in Dollars per share)	$ 10
Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Number of shares issuable per warrant	1
Class A common stock of price per share (in Dollars per share)	$ 11.5